Transactions that do not Involve Cash (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Transactions That Do Not Involve Cash
Capitalized loan interest	R$ 34,003	R$ 56,871
Addition of lease	R$ 1,241,654	R$ 1,420,083